Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3,403	$ 3,767
Total financial liabilities	6,037	5,501
Net financial assets and financial liabilities	(2,634)	(1,734)
Financial debts | Senior notes due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,541
Financial liabilities, at fair value	4,145
Financial debts | Senior notes due 2026, 2029, 2030, and 2049
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities		2,728
Financial liabilities, at fair value		2,891
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	5,929	5,382
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	97	107
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	71	67
Financial liabilities - measured at amortized cost or cost | Trade payables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	861	903
Financial liabilities - measured at amortized cost or cost | Current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,029	1,077
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,541	3,966
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	359	339
Financial liabilities - measured at amortized cost or cost | Non-current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,900	4,305
Financial liabilities - measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	108	119
Financial liabilities - measured at FVPL | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	98	112
Financial liabilities - measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	10	7
Cash in current accounts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	281	246
Cash held in time deposits and money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	699	1,329
Cash and cash equivalents
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	980	1,575
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	88	46
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	88	46
Financial assets - measured at amortized costs
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	2,168	1,979
Financial assets - measured at amortized costs | Trade receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,673	1,496
Financial assets - measured at amortized costs | Income tax receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	13	9
Financial assets - measured at amortized costs | Other current assets (excluding prepaid expenses and other current assets measured at FVPL)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	303	309
Financial assets - measured at amortized costs | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	119	110
Financial assets - measured at amortized costs | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	38	35
Financial assets - measured at amortized costs | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	22	20
Financial assets - measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	167	167
Financial assets - measured at fair value through profit and loss ("FVPL") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	20	6
Financial assets - measured at fair value through profit and loss ("FVPL") | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	0	3
Financial assets - measured at fair value through profit and loss ("FVPL") | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	139	155
Financial assets - measured at fair value through profit and loss ("FVPL") | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 8	$ 3